U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

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1.  Name and address of issuer:     Preferred Life Variable Account C
                                    152 West 57th Street, 18th Floor
                                    New York, NY  10019

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2.  Name of each series or class of funds for which this notice is filed:

    Preferred Life Variable Account C - Variable Annuity Contracts

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3.  Investment Company Act File Number:   811-05716

    Securities Act File Number:     33-26646

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4.  Last day of fiscal year for which this notice is filed:

    December 31, 1995

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [ ]


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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    Not applicable

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the begininng of the fiscal year:

    Not applicable

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Not applicable

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9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number of units sold:    5,663,280
    Aggregate sale price:  $80,822,111

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number of units sold:    5,663,280
    Aggregate sale price:  $80,822,111

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    Not applicable

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10):   $   80,822,111
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   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11, if
        applicable):                                            +          N/A
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  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                 -  (75,743,295)
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   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24e-2 (if applicable):                 +          N/A
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    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        [line (i), plus line (ii), less line (iii), plus line
        (iv)] (if applicable):                                       5,078,816
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   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation (see
        Instruction C.6):                                       x       1/2900
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  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $     1,751.32
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                    [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

    February 26, 1996

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ MICHAEL YATES
                         ---------------------------------------------
                         Michael Yates, CPA, FLMI
                         Manager, Variable Products Financial
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Date     February 27, 1996
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